Other liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other liabilities
Note 25 - Other liabilities
Other current and non-current liabilities for the Group were as follows:

	Current		Non-current
	As of December 31,		As of December 31,
	2025	2024[1]	2025	2024
VAT liabilities	162,081	115,501	—	—
Refund liabilities	167,642	100,844	30,875	52,287
Liabilities related to repurchase commitments	124,633	106,401	722	11,017
Personnel related liabilities[2]	47,870	31,757	—	—
Liabilities related to assets under construction	46,466	62,896	—	—
Amounts due to related parties[3]	11,582	39,644	—	—
Other liabilities	26,763	21,322	5,631	8,094
Total	587,037	478,365	37,228	71,398
1 - The amount for December 31, 2024 was re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - Consist of wages, salaries, and other benefits payable.
3- The amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support from Volvo Cars and Geely. For further information, see Note 28 - Related party transactions.